Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

January 23, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Short AAL Daily ETF, Tradr 2X Short ACHR Daily ETF, Tradr 2X Short ALAB Daily ETF, Tradr 2X Short AMZN Daily ETF, Tradr 2X Short ANF Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short BLSH Daily ETF, Tradr 2X Short CAR Daily ETF, Tradr 2X Short CLSK Daily ETF, Tradr 2X Short CRDO Daily ETF, Tradr 2X Short FLY Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short JOBY Daily ETF, Tradr 2X Short LCID Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short NNE Daily ETF, Tradr 2X Short OPEN Daily ETF, Tradr 2X Short QS Daily ETF, Tradr 2X Short QUBT Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short TEM Daily ETF, Tradr 2X Short UPST Daily ETF, Tradr 2X Short W Daily ETF, and Tradr 2X Short WULF Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 490 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 20, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon
Investment Managers Series Trust II